Acquisition - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended	1 Months Ended		1 Months Ended
	Jun. 30, 2012	Jun. 30, 2013 Contract rights	Jun. 30, 2012 Contract rights	May 24, 2012 Acquired Assets Contract	May 24, 2012 Acquired Assets Contract rights	May 24, 2012 Acquired Assets Covenant Not To Compete	Oct. 07, 2011 School Transportation Services Llc	Oct. 07, 2011 School Transportation Services Llc Contract rights	Oct. 07, 2011 School Transportation Services Llc Covenant Not To Compete	Dec. 31, 2011 Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation	Jun. 30, 2013 Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation	Dec. 31, 2011 Schumacher Bus Lines, S&K Transportation Inc, A&B Bus, Safe Start Transportation Contract rights	Nov. 15, 2011 Dairyland	Nov. 15, 2011 Dairyland Trade names	Nov. 15, 2011 Dairyland Contract rights	Nov. 15, 2011 Dairyland Covenant Not To Compete
Business Acquisition [Line Items]
Business acquisition aggregate purchase price				$ 6,600,000			$ 4,500,000			$ 3,800,000			$ 47,000,000
Purchase price, cash paid				6,400,000			4,100,000			3,600,000	40,000		47,000,000
Purchase price, contingent consideration				200,000						200,000
Purchase price allocated to amortizable intangible assets				1,664,000	800,000	900,000	1,221,000	1,200,000	62,000	470,000		500,000	7,600,000	2,700,000	4,800,000	100,000
Estimated useful life of intangible assets		14 years	16 years		20 years	1 year 6 months		20 years	5 years			20 years			20 years	1 year
Number of contracts subject to renewal associated with contingent consideration				4
Gain on bargain purchase of acquired assets (net of tax)	6,925,000			6,900,000
Acquisition-related costs	886,000												500,000
Acquisition-related goodwill deductible for tax													2,300,000
Increase in deferred taxes													(3,100,000)
Purchase price, notes issued							$ 400,000